Note 8 - Costamare Ventures Inc.	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Costamare Ventures Inc. [Text Block]
8.
Costamare Ventures Inc.:

On
May 15, 2013,
the Company, along with its wholly-owned subsidiary, Costamare Ventures Inc. (“Costamare Ventures”), entered into a Framework Deed (the “Framework Deed”) with York Capital Management Global Advisors LLC and its affiliate Sparrow Holdings, L.P. (collectively, “York”) to invest jointly in the acquisition and construction of container vessels. Under the Framework Deed, the decisions regarding vessel acquisitions will be made jointly by Costamare Ventures and York and the Company reserves the right to acquire any vessels that York decides not
to pursue.

The Framework Deed was amended and restated by an Amendment and Restatement Deed dated
May 18, 2015 (
the “Restated Framework Deed”). Pursuant to the Restated Framework Deed, there is no
minimum and maximum amount to be invested by Costamare Ventures or York, both Costamare Ventures and York can invest between
25%
and
75%
in the equity of the entities formed under the Restated Framework Deed, the commitment period has been extended up to
May 18, 2020
and the termination of the Restated Framework Deed will occur on
May 18, 2024,
or upon the occurrence of certain extraordinary events as described therein.

On termination and on the occurrence of certain extraordinary events, Costamare Ventures may
elect to divide the vessels owned by all such vessel-owning entities between itself and York to reflect their cumulative participation in all such entities. Costamare Shipping provides ship management and administrative services to the vessels acquired under the Framework Deed, with the right to subcontract to V.Ships Greece and/or Shanghai Costamare.

As at
June 30, 2018,
the Company holds a range of
25%
to
49%
of the capital stock of
eighteen
jointly-owned companies formed pursuant to the Restated Framework Deed with York (Note
9
). The Company accounts for the entities formed under the Restated Framework Deed as equity investments.